Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The securities registered hereunder include an indeterminate number of rights and the common shares issuable upon exercise thereof, which shall have an aggregate initial offering price not to exceed C$775,000,000, comprised of (a) C$575,000,000 registered pursuant to the Registration Statement on Form F-10 initially filed on July 27, 2026, as amended by Amendment No. 1 thereto, and (b) an additional C$200,000,000 registered pursuant to this Amendment No. 2. The U.S. dollar equivalent of the C$575,000,000 portion of the maximum aggregate offering price was calculated using an exchange rate of US$1.00 = C$1.4095, the daily exchange rate published by the Bank of Canada on July 21, 2026. The U.S. dollar equivalent of the additional C$200,000,000 portion of the maximum aggregate offering price has been calculated using an exchange rate of US$1.00 = C$1.4029, the daily exchange rate published by the Bank of Canada on July 31, 2026 (being a date within five business days prior to the filing of this Amendment No. 2). In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights will not exceed US$550,507,916.37, consisting of US$407,946,080.17 registered in connection with the initial filing of the Registration Statement, as amended by Amendment No. 1 thereto, and US$142,561,836.20 additionally registered pursuant to this Amendment No. 2. No separate registration fee is payable with respect to the rights. Pursuant to Rule 457(g) under the Securities Act, the registration fee for the rights is determined on the basis of the offering price of the securities issuable upon exercise thereof. Accordingly, the registration fee attributable to the rights is included in the fee calculated for the common shares set forth in the table above.

This registration statement relates to the common shares issuable upon the exercise of transferable subscription rights pursuant to the rights offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, issuable upon exercise of Rights
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 142,561,836.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,687.79
Offering Note	The securities registered hereunder include an indeterminate number of rights and the common shares issuable upon exercise thereof, which shall have an aggregate initial offering price not to exceed C$775,000,000, comprised of (a) C$575,000,000 registered pursuant to the Registration Statement on Form F-10 initially filed on July 27, 2026, as amended by Amendment No. 1 thereto, and (b) an additional C$200,000,000 registered pursuant to this Amendment No. 2. The U.S. dollar equivalent of the C$575,000,000 portion of the maximum aggregate offering price was calculated using an exchange rate of US$1.00 = C$1.4095, the daily exchange rate published by the Bank of Canada on July 21, 2026. The U.S. dollar equivalent of the additional C$200,000,000 portion of the maximum aggregate offering price has been calculated using an exchange rate of US$1.00 = C$1.4029, the daily exchange rate published by the Bank of Canada on July 31, 2026 (being a date within five business days prior to the filing of this Amendment No. 2). In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights will not exceed US$550,507,916.37, consisting of US$407,946,080.17 registered in connection with the initial filing of the Registration Statement, as amended by Amendment No. 1 thereto, and US$142,561,836.20 additionally registered pursuant to this Amendment No. 2.

This registration statement relates to the common shares issuable upon the exercise of transferable subscription rights pursuant to the rights offering.

An additional filing fee of $19,687.79 is being paid in connection with this Amendment No. 2, representing the fee payable under Rule 457(o) on the additional C$200,000,000 (US$142,561,836.20) increase in the maximum aggregate offering price registered hereby.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, issuable upon exercise of Rights
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 407,946,080.17
Amount of Registration Fee	$ 56,337.35
Offering Note	The securities registered hereunder include an indeterminate number of rights and the common shares issuable upon exercise thereof, which shall have an aggregate initial offering price not to exceed C$775,000,000, comprised of (a) C$575,000,000 registered pursuant to the Registration Statement on Form F-10 initially filed on July 27, 2026, as amended by Amendment No. 1 thereto, and (b) an additional C$200,000,000 registered pursuant to this Amendment No. 2. The U.S. dollar equivalent of the C$575,000,000 portion of the maximum aggregate offering price was calculated using an exchange rate of US$1.00 = C$1.4095, the daily exchange rate published by the Bank of Canada on July 21, 2026. The U.S. dollar equivalent of the additional C$200,000,000 portion of the maximum aggregate offering price has been calculated using an exchange rate of US$1.00 = C$1.4029, the daily exchange rate published by the Bank of Canada on July 31, 2026 (being a date within five business days prior to the filing of this Amendment No. 2). In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(o) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from the assumed exercise of all subscription rights will not exceed US$550,507,916.37, consisting of US$407,946,080.17 registered in connection with the initial filing of the Registration Statement, as amended by Amendment No. 1 thereto, and US$142,561,836.20 additionally registered pursuant to this Amendment No. 2.

This registration statement relates to the common shares issuable upon the exercise of transferable subscription rights pursuant to the rights offering.

The filing fee of $56,337.35 applicable to the C$575,000,000 of securities registered in connection with the initial filing of the Registration Statement on Form F-10 (File No. 333-297731) on July 27, 2026, as amended by Amendment No. 1 thereto, was paid in full at that time and is carried forward and reflected under "Fees Previously Paid" above.